Retirement Benefit and Other Post-retirement Obligations - Summary of Changes in Values of Plan Assets and Liabilities (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [line items]
Opening fair value of plan assets	£ 3,492
Interest on plan assets	(87)	£ (89)	£ (110)
Interest on plan liabilities	76	86	99
Closing fair value of plan assets	3,381	3,492
Fair value of plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Opening fair value of plan assets	3,492	3,497
Exchange differences	4	(8)
Interest on plan assets	87	89
Return on plan assets excluding interest	(58)	(130)
Contributions by employer	7	242
Benefits paid	(151)	(206)
Other		8
Closing fair value of plan assets	3,381	3,492	3,497
Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Opening defined benefit obligation	(2,973)	(3,386)
Exchange differences	(3)	13
Current service cost	(9)	(9)
Past service cost	(8)
Administration expenses	(6)	(10)
Interest on plan liabilities	(74)	(84)
Actuarial gains/(losses) - experience	(51)	132
Actuarial gains/(losses) - demographic	(12)	134
Actuarial gains/(losses) - financial	137	39
Contributions by employee	0	0
Other		(8)
Benefits paid	151	206
Closing defined benefit obligation	(2,848)	(2,973)	(3,386)
UK Group plan [member]
Disclosure of net defined benefit liability (asset) [line items]
Opening fair value of plan assets	3,337
Interest on plan assets	(82)	(84)	(104)
Interest on plan liabilities	68	77	89
Closing fair value of plan assets	3,240	3,337
UK Group plan [member] | Fair value of plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Opening fair value of plan assets	3,337	3,339
Interest on plan assets	82	84
Return on plan assets excluding interest	(45)	(140)
Contributions by employer	6	234
Benefits paid	(140)	(188)
Other		8
Closing fair value of plan assets	3,240	3,337	3,339
UK Group plan [member] | Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Opening defined benefit obligation	(2,792)	(3,181)
Current service cost	(7)	(8)
Past service cost	(8)
Administration expenses	(6)	(9)
Interest on plan liabilities	(68)	(77)
Actuarial gains/(losses) - experience	(49)	126
Actuarial gains/(losses) - demographic	(12)	133
Actuarial gains/(losses) - financial	131	44
Contributions by employee	0	0
Other		(8)
Benefits paid	140	188
Closing defined benefit obligation	(2,671)	(2,792)	(3,181)
Other plans [member] | Fair value of plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Opening fair value of plan assets	155	158
Exchange differences	4	(8)
Interest on plan assets	5	5
Return on plan assets excluding interest	(13)	10
Contributions by employer	1	8
Benefits paid	(11)	(18)
Closing fair value of plan assets	141	155	158
Other plans [member] | Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Opening defined benefit obligation	(181)	(205)
Exchange differences	(3)	13
Current service cost	(2)	(1)
Administration expenses		(1)
Interest on plan liabilities	(6)	(7)
Actuarial gains/(losses) - experience	(2)	6
Actuarial gains/(losses) - demographic		1
Actuarial gains/(losses) - financial	6	(5)
Contributions by employee	0	0
Benefits paid	11	18
Closing defined benefit obligation	£ (177)	£ (181)	£ (205)